ACQUISITIONS (Allocation of The Purchase Price) (Details) (USD $)	Jan. 14, 2010 Dacheng [Member]	Jan. 14, 2010 Dacheng [Member] Core Technologies [Member]	Jan. 14, 2010 Dacheng [Member] Product Technologies [Member]	Feb. 28, 2010 Shenzhen Zhida Network Technology Co., Ltd. ("Shenzhen Zhida") [Member]	Feb. 28, 2010 Shenzhen Zhida Network Technology Co., Ltd. ("Shenzhen Zhida") [Member] Employment Contract [Member]	Feb. 28, 2010 Shenzhen Zhida Network Technology Co., Ltd. ("Shenzhen Zhida") [Member] Product Technologies [Member]	Mar. 20, 2012 Noumena Innovation (BVI) Ltd. (Noumena) [Member]	Mar. 20, 2012 Noumena Innovation (BVI) Ltd. (Noumena) [Member] Product Technologies [Member]
Business Acquisition [Line Items]
Tangible assets acquired	$ 4,258,638			$ 21,939			$ 669,600
Tangible assets acquired, cash	2,127,781			18,011			586,701
Acquired intangible assets		2,963,104	9,740,307		351,540	66,866		3,487,524
Liabilities assumed	(4,810,101)
Deferred tax liability	(529,317)			(104,602)
Goodwill	63,549,838			836,058			14,953,476
Total Consideration at acquisition date	$ 75,172,469			$ 1,171,801			$ 19,110,600